Net Financial Income and Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income
Financial income	$ 2,363	$ 43	$ 295
Total financial income	2,363	43	295
Financial costs
Amortization and write-off of deferred loan issuance costs	4,794	5,394	7,434
Interest expense on loans	40,879	30,114	42,459
Interest expense on leases	1,668	333	33
Commitment fees	68	304	359
Other financial costs including bank commissions	230	1,152	702
Total financial costs	47,639	37,297	50,987
Unamortized loan fees written off to profit or loss	$ 654	$ 604	$ 1,918